Summary of Significant Accounting Policies (Details) (Three Wholesalers)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Product sales | Customer concentration
Concentration of credit risk and other risks and uncertainties
Product's sales (as a percent)	89.00%	87.00%	86.00%
Number of wholesalers	3
Accounts receivable | Credit concentration
Concentration of credit risk and other risks and uncertainties
Product's sales (as a percent)	97.00%	99.00%	98.00%
Number of wholesalers	3